Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates Risk (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	4.40%
Percentage of estimated IGPM inflation index	3.77%
Probable Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	4.40%
Percentage of estimated IGPM inflation index	3.77%
Adverse Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	7.03%
Percentage of estimated IGPM inflation index	7.28%